Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock (“preferred stock”) as of December 31, 2012 and December 31, 2013 consisted of the following (in thousands, except share and per share data):

At December 31, 2012 -

	Shares		Per Share Liquidation Preference	Carrying Value
Series	Authorized	Outstanding
Series A	22,000,000	22,000,000	$0.45	$9,900
Series B	46,905,248	46,905,247	0.45	19,747

	68,905,248	68,905,247		$29,647

At December 31, 2013 -

	Shares		Per Share Liquidation Preference	Carrying Value
Series	Authorized	Outstanding
Series A	22,000,000	22,000,000	$0.45	$9,900
Series B	46,425,950	44,425,953	0.45	18,631
Series C	36,444,444	36,444,444	0.56	19,301
Series D-1	17,777,777	17,777,777	0.56	9,665
Series D-2	13,168,291	—	0.76	—

	135,816,462	120,648,174		$57,497